Change in business model and significant accounting policies - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Accounting Policies [line items]
Significant Influence About Associates	between 20 and 50 percent
Useful Lives of Buildings	as informed in the technical appraisal as of January 1, 2017
Useful Lives of Furniture and facilities	10 years
Useful Lives of Equipment	3-5 years
Useful Lives of Automobiles	5 years
Useful Lives of Information Systems	5 years
CPI	50.94%	36.14%	53.83%
Financial assets at fair value through profit or loss	$ 10,616,675	$ 19,043,485
Financial Assets At Amortised Cost	564,673,086	$ 526,958,019
Change in Business Model [Member]
Disclosure Of Significant Accounting Policies [line items]
Reclassifaion from from measured at fair value through OCI to measured at to amortized cost	22,565,485
Financial assets at fair value through profit or loss	22,084,903
Financial Assets At Amortised Cost	480,582
Default Amendment Change In Accounting Estimate [Member]
Disclosure Of Significant Accounting Policies [line items]
Increase (decrease) in accounting estimate	$ 803,000
Defaulted Exposure [Member]
Disclosure Of Significant Accounting Policies [line items]
Total Risk		40.00%
Watch List Exposure [Member]
Disclosure Of Significant Accounting Policies [line items]
Total Risk	20.00%
Investment funds [member]
Disclosure Of Significant Accounting Policies [line items]
Economic Interest Rate	37.00%